Supplemental cash flow information (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Additional cash flow information

	Three months ended
	July 31, 2012	July 31, 2011
Cash interest paid	$2,822	$2,715
Cash taxes paid	6,576	5,668
Assets acquired through non-cash capital leases	—	48,529

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Cash interest paid	$110,163	$132,453	$63,413
Cash taxes paid	15,584	21,986	21,205
Extinguishment of shareholder loan on redemption of capital stock	—	—	7,808
Assets acquired through non-cash capital leases	48,529	126,415	—
Assets under construction related to aircraft purchase contracts novated to lessors	—	—	45,306

Change in cash resulting from changes in operating assets and liabilities

Change in cash resulting from changes in operating assets and liabilities:

	Three months ended
	July 31, 2012	July 31, 2011
Receivables, net of allowance	$(37,615)	$(46,855)
Income taxes	(4,643)	3,782
Inventory	(3,524)	2,702
Prepaid expenses	(2,609)	(8,162)
Payables and accruals	(10,620)	(11,934)
Deferred revenue	5,375	(2,314)
Other assets and liabilities	(944)	(4,102)

	$(54,580)	$(66,883)

Change in cash resulting from changes in operating assets and liabilities:

	For the year ended
	April 30, 2012	April 30, 2011	April 30, 2010

Receivables	$(38,397)	$(37,614)	$(14,971)
Income taxes	5,170	(8,693)	25,341
Inventory	5,007	(8,021)	2,866
Prepaid expenses	(4,335)	6,894	(14,088)
Payable and accruals	12,407	26,071	1,208
Deferred revenue	4,645	14,057	(1,519)
Other assets and liabilities	(7,123)	(5,388)	(1,530)

	$(22,626)	$(12,694)	$(2,693)